Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Summary of expenses by nature

	2021	2020	2019

Personnel expenses (Note 24)	1,489,245	833,310	576,440
Financial expenses (a)	1,269,058	339,844	353,451
Mark-to-market on equity securities designated at FVPL (Note 6 (b))	1,264,213	—	—
Transaction and client services costs (b)	810,219	370,819	185,396
Depreciation and amortization (Note 11.2)	507,369	256,294	163,396
Marketing expenses and sales commissions (c)	420,818	149,842	71,811
Third parties services	305,517	119,904	69,579
Other (d)	192,439	115,211	64,430
Total expenses	6,258,878	2,185,224	1,484,503

(a)
Financial expenses include discounts on the sale of receivables to banks, interest expense on borrowings, interest to fund FIDC quota holders, foreign currency exchange variances, net and the cost of derivatives covering interest and foreign exchange exposure.

(b)	Transaction and client services costs include card transaction capturing services, card transaction and settlement processing services, logistics costs, payment scheme fees, cloud services and other costs.
(c)	Marketing expenses and sales commissions relate to marketing and advertising expenses, and commissions paid to sales related partnerships.
(d)	Of the total other, in the second quarter of 2021, Linked’s sale resulted in a loss of R$12,746.